Average Annual Total Returns	12 Months Ended	47 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	13.15%
CoinShares Bitcoin Mining and Digital Power ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	72.17%	10.36%
Performance Inception Date		Feb. 07, 2022
CoinShares Bitcoin Mining and Digital Power ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	72.17%	10.30%
CoinShares Bitcoin Mining and Digital Power ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	42.72%	8.11%